Related Party Transactions (Details Narrative) - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended	9 Months Ended
	Apr. 22, 2021	May 31, 2021	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2021	Mar. 31, 2022	Oct. 18, 2021	May 06, 2021
Related Party Transaction [Line Items]
Compensation expense		$ 79,821
Due from related party					$ 50,000	$ 90,000
Promissory note outstanding					$ 0	$ 0
Working capital loans outstanding			$ 0	$ 0
Sponsor transferred shares							2,070,000
Common Class B [Member]
Related Party Transaction [Line Items]
Number of shares issued		55,000
Common shares, par value, (per share)	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Fair value of share		$ 1.45
Shares issued, fair value		$ 79,821
Sponsor [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination	20 days
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination	30 days
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences	150 days
Number Of Shares Subject To Forfeiture	0
Anchor Investors [Member]
Related Party Transaction [Line Items]
Condition on sale of Sponsor founder shares if anchor investor purchases its units allocated (in percentage)				100.00%	100.00%
Shares, Issued			75,000	75,000	75,000
Anchor Investor [Member]
Related Party Transaction [Line Items]
Shares, Issued			75,000	75,000	75,000
Anchors Investors [Member]
Related Party Transaction [Line Items]
Shares, Issued			75,000	75,000
Founder Shares [Member]
Related Party Transaction [Line Items]
Shares, Issued					75,000
Founder Shares [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Common shares forfeited	2,875,000
Maximum shares subject to forfeiture	375,000
Founder Shares [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Number of shares issued	25,000
Common shares, par value, (per share)	$ 0.009
Founder Shares [Member] | Sponsor [Member] | Director [Member]
Related Party Transaction [Line Items]
Number of shares issued		55,000
Founder Shares [Member] | Sponsor [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)	$ 12.00
Founder Shares [Member] | Anchor Investors [Member]
Related Party Transaction [Line Items]
Shares, Issued			750,000	750,000	750,000
Price per share			$ 0.009	$ 0.009	$ 0.009
Fair value of share			6.75	$ 6.75	$ 6.75
Shares issued, fair value				$ 5,062,500	$ 5,062,500
Price of warrants per unit			$ 1.00	$ 1.00	$ 1.00
Probability of completing business combination				75.00%	75.00%
Promissory Note With Related Party [Member]
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note								$ 300,000
Promissory Note With Related Party [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note			$ 300,000	$ 300,000	$ 300,000
Related Party Loans [Member]
Related Party Transaction [Line Items]
Loan conversion agreement warrant			$ 1,500,000	$ 1,500,000	$ 1,500,000
Price of warrant			$ 1.00	$ 1.00	$ 1.00
Working Capital Loan Facility [Member]
Related Party Transaction [Line Items]
Working capital loans outstanding			$ 0	$ 0	$ 0
Administrative Support Agreement [Member]
Related Party Transaction [Line Items]
Due from related party			0	0	26,129
Expenses per month				10,000	$ 10,000
Expense for office space, secretarial and administrative services			$ 30,000	$ 90,000